Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity

The following table summarizes the stock option activity for the three months ended September 30, 2016:

	Number of Shares	WAEPS (1)
Fiscal year opening balance	726,973	$11.32
Granted	—	$0.00
Exercised	—	$0.00
Forfeited/canceled	—	$0.00
Expired	—	$0.00

Balance at September 30, 2016	726,973	$11.32

Weighted average remaining contractual term	3.57 years

(1)	Weighted average exercise price per share.

The following table summarizes the stock option activity for the fiscal years ended:

	June 30,
	2016		2015
	Number of Shares	WAEPS (1)	Number of Shares	WAEPS (1)
Fiscal year beginning balance	1,032,334	$11.15	1,311,528	$10.08
Granted	—	$0.00	223,123	$13.83
Exercised	—	$0.00	(61,849)	$8.74
Forfeited/canceled	(13,958)	$7.60	(427,969)	$9.68
Expired	(291,403)	$10.91	(12,499)	$8.90

Options outstanding at end of fiscal year	726,973	$11.32	1,032,334	$11.15

Weighted average remaining contractual term of outstanding options		6.2 years		5.6 years

(1)	Weighted average exercise price per share.

Shares Authorized under Stock Option Plans, by Exercise Price Range

The following table summarizes options outstanding and exercisable as of June 30, 2016:

			Options outstanding			Options exercisable
Range of exercise prices			Number of shares	Weighted average remaining contractual life	WAEPS (1)	Number of shares	Weighted average remaining contractual life	WAEPS (1)
$6.32	-	$8.32	253,122	7.3 years	$8.12	71,092	7.2 years	$7.93
$8.33	-	$9.04	119,167	5.6 years	$8.71	115,000	5.5 years	$8.73
$9.05	-	$12.00	60,936	2.4 years	$9.53	60,936	2.4 years	$9.53
$12.01	-	$14.56	156,248	8.3 years	$14.40	—	0.0 years	$—
$14.57	-	$17.92	137,500	3.9 years	$16.76	137,500	3.9 years	$16.76

			726,973	6.2 years	$11.32	384,528	4.7 years	$11.58

Aggregate intrinsic value			$—			$—

(1)	Weighted average exercise price per share.

Fair Value of Shares Issued Under the Stock Plan and Weighted-Average Assumptions

The fair value of shares issued under the 2012 Stock Incentive Plan were estimated using the following weighted-average assumptions for the fiscal years ended:

	June 30, 2015
	TBOs	PBOs (1)	MBOs (2)
Number of options	16,875	156,250	49,998
Weighted-average grant date fair value per share	$3.73	$7.13	$9.39
Expected dividend	$0.00	$0.00	$0.00
Forfeiture rate	23%	15%	15%
Risk-free interest rate	1.5%	1.68% - 1.70%	2.4%
Expected life (years)	6.0	5.3 - 5.4	3.2 -3.9
Expected volatility (based on historical price)	57.4%	53.6% - 54.1%	64.4%

(1)	The terms related to these PBOs were estimated using an average probabilistic weighted method.
(2)	The Company assumed MBOs will be voluntarily exercised at the midpoint of vesting and the contractual term.